Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits
	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Salaries and wages	5,368	5,245	4,908
Contribution to provident fund and other funds	445	363	327
Staff welfare expenses	56	80	70
Employee stock compensation expense	56	2	7
	5,925	5,690	5,312
Attributable to cost of sales	2,892	2,874	2,859
Attributable to Selling and marketing expenses	51	58	42
Attributable to general and administrative expenses	2,982	2,758	2,411